INCOME TAX	12 Months Ended
Mar. 31, 2018
INCOME TAX
INCOME TAX

Note 10—INCOME TAX

Cayman Islands

Hexindai Inc. was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai is an investment holding company registered in Hong Kong and are exempted from income tax on its foreign-derived income.

PRC

The Company subsidiaries and VIEs established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law. The Company’s VIE Hexin E-Commerce has been granted the “high technology enterprise” status in 2015 and is qualified to a preferred income tax rate of 15% since January 1, 2015. Horgos Qinhe and Horgos Bozhishuntai enjoy a preferred income tax rate of 0% for five years since inception, as they were incorporated in Horgos Economic District.

i)     The components of the income tax provision (benefit) are as follows:

	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
Current	$10,610,067	$1,386,570	$994,744
Deferred	415,623	135,641	(366,498)

Total	$11,025,690	$1,522,211	$628,246

ii) The following table summarizes net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of March 31, 2018	As of March 31, 2017
Accrued expense	$—	$400,062

Total net deferred tax assets	$—	$400,062

As of March 31, 2017, no valuation allowance against the deferred tax assets was considered necessary since the Company believed that it would more likely than not utilize the future benefits. In the fiscal year 2018, the deferred tax assets carried forward from last fiscal year was realized. The Company had no net operating loss carry forward as of March 31, 2018 and 2017.

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2018, 2017 and 2016.

	For the year ended March 31, 2018	For the year ended March 31, 2017	For the year ended March 31, 2016
PRC Income tax statutory rate	25.0%	25.0%	25.0%
Effect of preferred tax rate	(11.6)%	(10.0)%	(10.0)%
Effect of tax exempt entities	0.9%	—	—
Non-deductible items in China	0.1%	0.1%	0.1%

Effective tax rate	14.4%	15.1%	15.1%

Aggregate undistributed earnings of the Company’s subsidiaries and VIEs located in the PRC that are available for distribution at March 31, 2018 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC. As of March 31, 2018 and 2017, the Company has not declared any dividends.